Average Annual Total Returns{- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index Income Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1898 Past 1 year	F1898 Past 5 years	F1898 Since Inception
Total	8.59%	5.72%	4.90%	[1]	Jun. 24, 2015	7.70%	4.61%	3.81%	[1]	Jun. 24, 2015	5.17%	4.07%	3.42%	[1]	Jun. 24, 2015	7.51%	4.44%	4.15%	[1]	8.61%	5.82%	4.99%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class